Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,063,000.00
Previously Paid Amount	0.00
Total Fee Amount	928.25
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 928.25
Narrative - Max Aggregate Offering Price	$ 6,063,000.00
Final Prospectus	true